Document and Entity Information	Apr. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 14, 2022
Entity Registrant Name	Cantor Fitzgerald Income Trust, Inc.
Entity Central Index Key	0001666244
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	000-56043
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	81-1310268
Entity Address, Address Line One	110 E. 59th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	938-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false